EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	$ 966.9	$ 1,135.4	$ 842.4
Cash movements - borrowings	676.4	96.3	548.8
Cash movements - repayments	(585.4)	(275.2)	(253.4)
Non-cash movements - business combinations	0.0	7.9	0.0
Non-cash movements - other changes	1.7	2.5	(2.4)
End balance	1,059.6	966.9	1,135.4
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Beginning balance	966.9	1,135.4	842.4
Cash movements - borrowings	676.4	96.3	548.8
Cash movements - repayments	(585.4)	(275.2)	(253.4)
Non-cash movements - business combinations	0.0	7.9	0.0
Non-cash movements - other changes	1.7	2.5	(2.4)
End balance	$ 1,059.6	$ 966.9	$ 1,135.4